Acquisitions (Schedule of Cash Flow) (Details) - USD ($) $ in Millions		9 Months Ended			12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016
Cash Flows From Operating Activities
Net income		$ 360	[1]	$ 306
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation		88	[1]	71
Deferred taxes		2	[1]	1
Adjustment to equity earnings for cash distributions received		0	[1]	(4)
Deferred revenues and other		(2)	[1]	9
Other		8	[1]	4
Working capital adjustments
Decrease (increase) in accounts receivable		13	[1]	(15)
Decrease (increase) in materials and supplies		(1)	[1]	(1)
Decrease (increase) in prepaid expenses and other current assets		2	[1]	(2)
Increase (decrease) in accounts payable		0	[1]	7
Increase (decrease) in accrued interest		2	[1]	(17)
Increase (decrease) in deferred revenues		11	[1]	5
Increase (decrease) in other accruals		3	[1]	7
Net Cash Provided by Operating Activities		486	[1]	371
Cash Flows From Investing Activities
Cash and restricted cash received from combination of business		318	[1]	0
Collection of loan receivable		8	[1]	0
Cash capital expenditures and investments		(308)	[1]	(321)
Return of investment from equity affiliates		32	[1]	10
Other		0	[1]	(24)
Net Cash Provided by (Used in) Investing Activities		50	[1]	(335)
Cash Flows From Financing Activities
Net contributions from (to) Phillips 66 to (from) Predecessors		(178)	[1]	41
Acquisition of noncontrolling interest in Sweeny Frac LLC		0	[1]	(656)
Issuance of debt		1,383	[1]	428
Repayment of debt		(1,641)	[1]	(686)
Issuance of common units		171	[1]	972
Other cash contributions from Phillips 66		16	[1]	11
Net Cash Used in Financing Activities		(536)	[1]	(67)
Net Change in Cash, Cash Equivalents and Restricted Cash		0	[1]	(31)
Cash, cash equivalents and restricted cash at beginning of period		2	[1]	50	$ 50
Cash, Cash Equivalents and Restricted Cash at End of Period		2	[1]	19	2 [1]
Phillips 66 Partners LP (As Previously Reported)
Cash Flows From Operating Activities
Net income		299
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation		82
Deferred taxes		1
Adjustment to equity earnings for cash distributions received		2
Deferred revenues and other		(2)
Other		9
Working capital adjustments
Decrease (increase) in accounts receivable		13
Decrease (increase) in materials and supplies		(1)
Decrease (increase) in prepaid expenses and other current assets		1
Increase (decrease) in accrued interest		3
Increase (decrease) in deferred revenues		11
Increase (decrease) in other accruals		4
Net Cash Provided by Operating Activities		422
Cash Flows From Investing Activities
Cash and restricted cash received from combination of business		0
Collection of loan receivable		0
Cash capital expenditures and investments		(227)
Return of investment from equity affiliates		28
Net Cash Provided by (Used in) Investing Activities		(199)
Cash Flows From Financing Activities
Net contributions from (to) Phillips 66 to (from) Predecessors		0
Issuance of debt		1,383
Repayment of debt		(1,506)
Issuance of common units		171
Other cash contributions from Phillips 66		16
Net Cash Used in Financing Activities		(223)
Net Change in Cash, Cash Equivalents and Restricted Cash		0
Cash, cash equivalents and restricted cash at beginning of period		2
Cash, Cash Equivalents and Restricted Cash at End of Period		2			2
Phillips 66 | Phillips 66
Cash Flows From Investing Activities
Other	[1]				(24)
Bakken Acquisition | Phillips 66 | Phillips 66 | Acquired Assets Predecessor
Cash Flows From Operating Activities
Net income		61
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation		6
Deferred taxes		1
Adjustment to equity earnings for cash distributions received		(2)
Deferred revenues and other		0
Other		(1)
Working capital adjustments
Decrease (increase) in accounts receivable		0
Decrease (increase) in materials and supplies		0
Decrease (increase) in prepaid expenses and other current assets		1
Increase (decrease) in accrued interest		(1)
Increase (decrease) in deferred revenues		0
Increase (decrease) in other accruals		(1)
Net Cash Provided by Operating Activities		64
Cash Flows From Investing Activities
Cash and restricted cash received from combination of business		318
Collection of loan receivable		8
Cash capital expenditures and investments		(81)
Return of investment from equity affiliates		4
Net Cash Provided by (Used in) Investing Activities		249
Cash Flows From Financing Activities
Net contributions from (to) Phillips 66 to (from) Predecessors		(178)
Issuance of debt		0
Repayment of debt		(135)
Issuance of common units		0
Other cash contributions from Phillips 66		0
Net Cash Used in Financing Activities		(313)
Net Change in Cash, Cash Equivalents and Restricted Cash		0
Cash, cash equivalents and restricted cash at beginning of period		0
Cash, Cash Equivalents and Restricted Cash at End of Period		0			$ 0
Common Units | Public
Cash Flows From Financing Activities
Quarterly distributions to unitholders		(78)	[1]	(41)
Common Units | Public | Phillips 66 Partners LP (As Previously Reported)
Cash Flows From Financing Activities
Quarterly distributions to unitholders		(78)
Common Units | Public | Bakken Acquisition | Phillips 66 | Phillips 66 | Acquired Assets Predecessor
Cash Flows From Financing Activities
Quarterly distributions to unitholders		0
Common Units | Non-public | Phillips 66
Cash Flows From Financing Activities
Quarterly distributions to unitholders		(113)	[1]	(86)
Common Units | Non-public | Phillips 66 | Phillips 66 Partners LP (As Previously Reported)
Cash Flows From Financing Activities
Quarterly distributions to unitholders		(113)
Common Units | Non-public | Bakken Acquisition | Phillips 66 | Phillips 66 | Acquired Assets Predecessor
Cash Flows From Financing Activities
Quarterly distributions to unitholders		0
General Partner
Cash Flows From Financing Activities
Quarterly distributions to unitholders		(96)	[1]	$ (50)
General Partner | Phillips 66 Partners LP (As Previously Reported)
Cash Flows From Financing Activities
Quarterly distributions to unitholders		(96)
General Partner | Bakken Acquisition | Phillips 66 | Phillips 66 | Acquired Assets Predecessor
Cash Flows From Financing Activities
Quarterly distributions to unitholders		$ 0

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.